FINANCIAL INSTRUMENTS - Other Financial Assets and Other Financial Liabilities Positions (Details) - EUR (€) € in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about financial instruments [line items]
Non-current derivatives assets	€ 7	€ 7
Current derivatives assets	22	23
Derivatives assets	29	30
Non-current loans	0	67
Current loans	0	2
Loans	0	69
Other non-current financial assets	7	74
Other current financial assets	22	30
Other financial assets	29	104
Non-current derivatives liabilities	23	29
Current derivative liabilities	35	60
Derivatives liabilities	58	89
Other non-current financial liabilities	23	29
Other current financial liabilities	35	60
Other financial liabilities	58	89
Aluminium and premium future contracts
Disclosure of detailed information about financial instruments [line items]
Non-current derivatives liabilities	4	6
Current derivative liabilities	10	38
Derivatives liabilities	14	44
Energy future contracts
Disclosure of detailed information about financial instruments [line items]
Non-current derivatives liabilities	0	0
Current derivative liabilities	1	0
Derivatives liabilities	1	0
Other future contracts
Disclosure of detailed information about financial instruments [line items]
Non-current derivatives liabilities	2	5
Current derivative liabilities	4	3
Derivatives liabilities	6	8
Currency commercial contracts
Disclosure of detailed information about financial instruments [line items]
Non-current derivatives liabilities	12	7
Current derivative liabilities	16	12
Derivatives liabilities	28	19
Currency net debt derivatives
Disclosure of detailed information about financial instruments [line items]
Non-current derivatives liabilities	5	11
Current derivative liabilities	4	3
Derivatives liabilities	9	14
Net investment hedge
Disclosure of detailed information about financial instruments [line items]
Non-current derivatives liabilities	0	0
Current derivative liabilities	0	4
Derivatives liabilities	0	4
Aluminium and premium future contracts
Disclosure of detailed information about financial instruments [line items]
Non-current derivatives assets	1	2
Current derivatives assets	8	7
Derivatives assets	9	9
Energy future contracts
Disclosure of detailed information about financial instruments [line items]
Non-current derivatives assets	0	0
Current derivatives assets	0	0
Derivatives assets	0	0
Other future contracts
Disclosure of detailed information about financial instruments [line items]
Non-current derivatives assets	0	0
Current derivatives assets	0	0
Derivatives assets	0	0
Currency commercial contracts
Disclosure of detailed information about financial instruments [line items]
Non-current derivatives assets	5	3
Current derivatives assets	12	12
Derivatives assets	17	15
Currency net debt derivatives
Disclosure of detailed information about financial instruments [line items]
Non-current derivatives assets	1	2
Current derivatives assets	2	4
Derivatives assets	3	6
Margin call
Disclosure of detailed information about financial instruments [line items]
Non-current derivatives assets	0	0
Current derivatives assets	0	5
Derivatives assets	€ 0	€ 5